Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables
Schedule of trade and other receivables

	As of
	December 31,
	2024	2025
Due from charterers	1,008	175
Accrued income	8,348	7,763
Insurance claims	375	261
Other receivables	3,652	8,760
Total	13,383	16,959